Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2023
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Schedule of financial instruments quantitative information using the Level 3 significant unobservable inputs
The following table presents quantitative information about the significant unobservable inputs applied to these Level 3 fair value measurements:

Assets	Significant Unobservable Inputs	September 30, 2023
Note	Expected terms (years)	7.0
	Implied Yield	23.0%
Warrant	Estimated volatility	55.0%
	Expected terms (years)	7.0
	Risk-free rate	4.6%
	Expected dividend yield	0%

Schedule of financial instruments recorded at fair value on recurring basis
Financial instruments recorded at fair value on recurring basis as of September 30, 2023 and December 31, 2022 are as follows (in thousands):

	Fair Value Measurements Using
	Level 1	Level 2	Level 3	Total
September 30, 2023
Money market funds (cash equivalent)	$190,054	$—	$—	$190,054
Investments:
Note	—	—	2,536	2,536
Warrant	—	—	3,506	3,506

	$190,054	$—	$6,042	$196,096

	Fair Value Measurements Using
	Level 1	Level 2	Level 3	Total
December 31, 2022
Money market funds (cash equivalent)	$203,285	—	—	$203,285

	$203,285	$—	$—	$203,285

Schedule of reconiliation of the financial instruments measured at fair value using Level 3 significant unobservable inputs
The following table provides a reconciliation of the financial instruments measured at fair value using Level 3 significant unobservable inputs for the three months ended September 30, 2023 (in thousands):

	Note	Warrant
Balance as of July 3, 2023 (inception)	$2,411	$3,589
Accretion of discount	8
Interest paid-in-kind	117
Total unrealized gains or losses:
Recognized in earnings	—	(83)

Balance at September 30, 2023	$2,536	$3,506